SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 11 – SUBSEQUENT EVENTS

On October 1, 2016 we entered into an employment agreement with Michael Elliot to serve as our vice president of clinical operations. In conjunction with the employment agreement, we issued Mr. Elliot 18,039 common stock purchase options. The options have a term of 7 years, an exercise price of $4.20 per share and (i) 4,510 shares vest monthly over a 12-month period and (ii) the remaining 13,529 shares vest upon achievements of certain milestones and time. The options were granted pursuant to our Inducement Award Stock Option Plan.

On October 12, 2016 and October 13, 2016, respectively, in connection with the appointment of Claire M. Thom and Richard E. Buller, M.D. Ph.D to our Board of Directors, we granted each of them 2,500 common stock purchase options. The options vest on the first year anniversary of the grants. The options have a term of 5 years and exercise prices of $3.90 and $4.05 per share, respectively. The options both vest fully on November 1, 2017 provided their continued services to the Company. The options were issued as compensation for Board services to be performed in accordance with Company’s amended non-executive Board compensation policy and were granted pursuant to our 2007 Equity Compensation Plan.

Effective November 17, 2016 at 5:00 p.m. Eastern Time, we effected a one (1) for thirty (30) reverse stock split of our common stock. Accordingly, each of our shareholders received one (1) new share of common stock for every thirty (30) shares of common stock such shareholder held immediately prior to the effective time of the reverse split. The reverse stock split affected all of our issued and outstanding shares of common stock as well as the number of shares of common stock underlying stock options, warrants and other exercisable or convertible instruments outstanding at the effective time of the reverse split. The reverse split also has the effect of proportionately increasing the applicable conversion or exercise price of such convertible securities. The shareholders received no fractional shares and instead had every fractional share rounded up to the next whole number.

On November 10, 2016, the Company issued 5,556 common shares to a shareholder pursuant to the conversion of 25.00005 shares of Series A 0% Convertible Preferred Stock at a conversion price of $4.50 per common share.

NOTE 14 -- SUBSEQUENT EVENTS

Effective November 17, 2016, the Company effected a one (1) for thirty (30) reverse stock split of their common stock. Accordingly, each of their shareholders received one (1) new share of common stock for every thirty (30) shares of common stock such shareholder held immediately prior to the effective time of the reverse split. The reverse stock split affected all of the Company’s issued and outstanding shares of common stock as well as the number of shares of common stock underlying stock options, warrants and other exercisable or convertible instruments outstanding at the effective time of the reverse split.

The reverse split also has the effect of proportionately increasing the applicable conversion or exercise price of such convertible securities. The shareholders received no fractional shares and instead had every fractional share rounded up to the next whole number. All references to common stock, share and per share amounts have been retroactively restated to reflect the 1:30 reverse stock split as if it had taken place as of the beginning of the earliest period presented. On January 13, 2017, the financial statements were reissued to reflect the reverse stock split.

On March 16, 2016, Dr. Craig Dionne provided us his notice of termination as the company’s Chief Executive Officer and Chief Financial Officer (See Note 9).